Common Shares	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Common Shares
Note 21 - Common Shares
As at June 30, 2025, our shares were listed on the NYSE. Previously our shares were also listed on the OSE, however, we filed for a delisting of our shares on the OSE in 2024. The last day of trading of the Company's common shares on the OSE was December 30, 2024.
Authorized share capital

	June 30, 2025	December 31, 2024
(Number of shares of $0.10 each)
Authorized shares	315,000,000	315,000,000

Issued and outstanding share capital

	June 30, 2025	December 31, 2024
(Number of shares of $0.10 each)
Issued (1)	244,400,000	264,080,391
Treasury shares (2)	8,175,134	19,153,570
Outstanding	236,224,866	244,926,821
(1) The movement in issued share capital for the six months ended June 30, 2025 relates to the cancellation of 19,680,391 shares.
(2) The movement in treasury shares for the six months ended June 30, 2025 relates to the cancellation of 19,680,391 shares, the return of 8,651,955 shares under the Share Lending Agreement and the repurchase of 50,000 shares on the OSE at an aggregate price of $0.2 million, which was cash settled in January 2025.
Share Lending Agreement
In connection with the Convertible Bonds (see Note 17 - Debt), in January 2023, the Company entered into a Share Lending Framework Agreement ("SLFA") with DNB Markets ("DNB") and Drew Holdings Limited ("Drew") with the intention of making up to 25.0 million common shares ("Issuer Lending Shares") available to lend to DNB for the purposes of allowing the holders of the Convertible Bonds to perform hedging activities on the OSE.
As noted above, upon approval of Company's delisting application by the OSE, the last trading day of the Company's common shares on the OSE was December 30, 2024. Prior to the delisting, the Company sought consent from the bondholders of the unsecured convertible bond due in 2028 to amend the bond terms so that effective from the delisting date, the bond becomes convertible into shares listed on the NYSE (in lieu of shares listed on the OSE). In addition, the Company sought consent from the bondholders (i) amend the terms of the SLFA so that the aggregate number of shares available to be loaned under the SLFA be reduced to the number of shares on loan as at the delisting date, (ii) no new or additional share loans be made available under the SLFA and (iii) that all SLFA-related shares re-delivered to the Company from then onwards not be available to investors to re-borrow, allowing these redelivered shares held in treasury to be cancelled. During the six months ended June 30, 2025, 19,680,391 issued shares, held in treasury, were cancelled.
As of June 30, 2025, the Company had outstanding 2,208,734 shares (10,860,689 as of December 31, 2024) in total loaned to DNB under the SLFA for the purposes of allowing the holders of the Convertible Bonds to perform hedging activities. In the six months ended June 30, 2025, following the OSE delisting effective as of the end of 2024, 8,651,955 shares which had been loaned under the Share Lending Agreement were returned to the Company and such shares may not be re-loaned under the Share Lending Agreement. As such, during the three months ended March 31, 2025 previously returned shares that were not outstanding under the facility, were cancelled, resulting in the cancellation of 19,680,391 common shares which had been previously issued for the purpose of making loans under this facility.
At issuance, the share lending agreement was accounted for under ASC 470-20 as a "Deferred Finance Charge" of the Convertible Bonds, with an offset to "Additional Paid in Capital" in the Unaudited Condensed Consolidated Balance Sheets. The share lending agreement was measured at a fair value in accordance with ASC 820 at inception and the Company recognized $12.4 million accordingly.
As of June 30, 2025, the unamortized amount of the issuance costs associated with the SLFA was $2.5 million ($2.5 million as at December 31, 2024) included in "Short-term debt" and $4.0 million ($5.2 million as at December 31, 2024) included in "Long-term debt" in our Unaudited Condensed Consolidated Balance Sheets. During the three months and six months ended June 30, 2025, $0.6 million and $1.2 million, respectively, of amortization of issuance costs associated with the SLFA was recognized in "Interest expense" in the Unaudited Condensed Consolidated Statements of Operations. During the three and six months ended June 30, 2024, $0.6 million and $1.2 million of amortization of issuance costs associated with the SLFA were recognized.
Share option plan
During the six months ended June 30, 2025, no share options were exercised. During the six months ended June 30, 2024, the Company issued 411,336 treasury shares following the exercise of 411,336 share options.
Cash Distributions
During the six months ended June 30, 2025 and 2024, the Company declared the following cash distributions from the Company's contributed surplus account.

Date of Cash Distribution Declaration	Date of Payment to Shareholder (1)	Cash Distribution per Share ($)	Total Cash Distributions ($ millions)
February 19, 2025	March 19, 2025	0.02	4.7

Date of Cash Distribution Declaration	Date of Payment to Shareholder (1)	Cash Distribution per Share ($)	Total Cash Distributions ($ millions)
February 22, 2024	March, 18 2024	0.05	11.9
May 22, 2024	June 17, 2024	0.10	23.9